Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	the shorter of their useful lives or the lease terms
Computers and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3-5 years
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Building
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	48 years
Building improvement
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years